VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	July 31, 2025 (unaudited)
		Shares	Value
100.14%	COMMON STOCKS
4.27%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	5,218	$672,496
	Lowe's Companies, Inc.	2,783	622,195
	McDonald's Corp.	1,903	571,033
			1,865,724
21.21%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	12,594	682,343
	Brown-Forman Corp. Class B	17,525	505,596
	Church & Dwight Co.	5,934	556,431
	The Clorox Co	4,356	546,939
	The Coca-Cola Co	8,268	561,315
	Colgate-Palmolive Co.	6,455	541,252
	Hormel Foods Corp.	19,670	552,530
	The JM Smucker Co	5,153	553,123
	Kenvue, Inc.	26,418	566,402
	Kimberly-Clark Corp.	4,543	566,149
	McCormick & Co., Inc.	7,912	558,825
	PepsiCo, Inc.	4,260	587,539
	The Procter & Gamble Co	3,657	550,269
	Sysco Corp.	8,314	661,794
	Target Corp.	6,577	660,988
	Walmart, Inc.	6,382	625,308
			9,276,803
2.98%	ENERGY
	Chevron Corp.	4,434	672,372
	Exxon Mobil Corp.	5,644	630,096
			1,302,468
12.72%	FINANCIALS
	Aflac, Inc.	5,589	555,323
	Brown & Brown, Inc.	5,127	468,454
	Cincinnati Financial Corp.	4,521	666,893
	Erie Indemnity Co.	1,472	524,385
	FactSet Research Systems, Inc.	1,424	573,730
	Franklin Resources, Inc.	32,954	790,896
	The Progressive Corp	2,130	566,665
	S&P 500 Global, Inc.	1,289	710,368
	T Rowe Price Group, Inc.	6,993	709,440
			5,566,154

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Investments

July 31, 2025 (unaudited)

10.12% HEALTH CARE
Abbott Laboratories	4,667	588,929
Abbvie, Inc.	3,423	647,015
Becton Dickinson & Co.	2,995	533,859
Cardinal Health, Inc.	4,508	699,732
Johnson & Johnson	3,900	642,486
Medtronic plc	7,236	652,977
West Pharmaceutical Services, Inc.	2,778	664,664
		4,429,662
24.28% INDUSTRIALS
A O Smith Corp.	9,497	672,293
Automatic Data Processing, Inc.	2,065	639,118
Caterpillar, Inc.	2,049	897,503
CH Robinson Worldwide, Inc.	6,688	771,260
Cintas Corp.	2,918	649,401
Dover Corp.	3,643	659,893
Emerson Electric Co.	5,996	872,478
Expeditors International of Washington, Inc.	5,659	657,802
Fastenal Co.	15,115	697,255
General Dynamics Corp.	2,281	710,782
Grainger WW, Inc.	611	635,159
Illinois Tool Works, Inc.	2,560	655,283
Nordson Corp.	3,281	702,823
Pentair plc	6,906	705,793
Stanley Black & Decker, Inc.	10,247	693,210
		10,620,053
VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	July 31, 2025 (unaudited)
		Shares	Value
2.81%	INFORMATION TECHNOLOGY
	International Business Machines Corp.	2,469	625,027
	Roper Technologies, Inc.	1,100	605,440
			1,230,467
12.09%	MATERIALS
	Air Products and Chemicals, Inc.	2,289	$658,957
	Albemarle Corp.	10,892	739,022
	Amcor plc	63,658	595,202
	Ecolab, Inc.	2,547	666,703
	Linde plc	1,352	622,272
	Nucor Corp.	5,414	774,581
	PPG Industries, Inc.	5,951	627,830
	The Sherwin-Williams Co	1,830	605,510
			5,290,077
3.99%	REAL ESTATE
	Essex Property Trust, Inc. REIT	2,187	569,014
	Federal Realty Investment Trust REIT	6,401	589,916
	Realty Income Corp. REIT	10,440	585,997
			1,744,927
5.67%	UTILITIES
	Atmos Energy Corp.	3,797	592,028
	Consolidated Edison, Inc.	5,386	557,451
	Eversource Energy	10,456	691,142
	NextEra Energy, Inc.	9,009	640,180
			2,480,801
100.14%	TOTAL COMMON STOCKS		43,807,136
0.01%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.170%(B)	6,259	6,259
100.15%	TOTAL INVESTMENTS		43,813,395
(0.15%)	Liabilities in excess of other assets		(68,422)
100.00%	NET ASSETS		$43,744,973

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2025 REIT - Real Estate Investment Trust. See Notes to Schedule of Investments.

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Options Written

July 31, 2025 (unaudited)

(0.08%) OPTIONS WRITTEN
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(0.08%) CALL
Abbvie, Inc.	10	(189,020)	190	08/01/2025 $	(1,180)
Abbott Laboratories	13	(164,047)	126	08/01/2025	(1,014)
Archer-Daniels-Midland Co.	36	(195,048)	55	08/01/2025	(540)
Automatic Data Processing, Inc.	6	(185,700)	307.5	08/01/2025	(1,578)
Aflac, Inc.	16	(158,976)	103	08/01/2025	(160)
Albemarle Corp.	31	(210,335)	84	08/01/2025	(775)
Cardinal Health, Inc.	13	(201,786)	157.5	08/01/2025	(1,430)
Caterpillar, Inc.	6	(262,812)	435	08/01/2025	(2,910)
Colgate-Palmolive Co.	18	(150,930)	88	08/01/2025	(270)
Cintas Corp.	8	(178,040)	225	08/01/2025	(680)
Chevron Corp.	13	(197,132)	155	08/01/2025	(728)
Emerson Electric Co.	17	(247,367)	149	08/01/2025	(2,295)
General Dynamics Corp.	6	(186,966)	315	08/01/2025	(252)
Hormel Foods Corp.	56	(157,304)	29	08/01/2025	(1,120)
International Business Machines Corp	7	(177,205)	260	08/01/2025	(56)
Johnson & Johnson	11	(181,214)	167.5	08/01/2025	(110)
Kimberly-Clark Corp.	13	(162,006)	127	08/01/2025	(6,240)
The Coca-Cola Co.	23	(156,147)	69	08/01/2025	(69)
Kenvue, Inc.	75	(160,800)	23	08/01/2025	(75)
Lowe's Companies, Inc.	8	(178,856)	227.5	08/01/2025	(552)
McDonald's Corp.	5	(150,035)	297.5	08/01/2025	(1,435)
Medtronic plc	21	(189,504)	93	08/01/2025	(189)
NextEra Energy, Inc.	26	(184,756)	72	08/01/2025	(442)
Nucor Corp.	15	(214,605)	146	08/01/2025	(525)
PepsiCo, Inc.	12	(165,504)	144	08/01/2025	(12)
The Procter & Gamble Co.	10	(150,470)	157.5	08/01/2025	(10)
PPG Industries, Inc.	17	(179,350)	116	08/01/2025	(170)
S&P 500 Global, Inc.	4	(220,440)	535	08/01/2025	(6,480)
Target Corp.	19	(190,950)	106	08/01/2025	(38)
Walmart, Inc.	18	(176,364)	98	08/01/2025	(972)
Exxon Mobil Corp.	16	(178,624)	111	08/01/2025	(2,592)
					(34,899)
(0.08%) TOTAL OPTIONS WRITTEN					(34,899)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$43,807,136	$-	$-	$43,807,136
MONEY MARKET FUND		6,259	-	-	6,259
TOTAL INVESTMENTS		$43,813,395	$-	$-	$43,813,395
OPTIONS WRITTEN		-	(34,899)	-	(34,899)
TOTAL SHORT INVESTMENTS		-	(34,899)	-	(34,899)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $32,284,611, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,910,728
Gross unrealized depreciation	(416,843)
Net unrealized appreciation	$11,493,885